Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other assets
4. Prepaid expenses and other assets
Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Security deposits and other deposits 1	2,762,191	2,638,019
Deductible value-added taxes	51,024	38,628
Prepaid online marketing expenses	18,347	8,859
Advances 2	16,880	531,894
Others	118,309	166,917

	2,966,751	3,384,317

1
Security deposits and other deposits primarily include security deposits and rental deposits. Security deposits were set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners. As of December 31, 2022 and 2023, security deposits set aside by the Group amounted to RMB2,678,269 and RMB 2,599,603, respectively.

2	Advances primarily include down payment for purchasing office premises for the Group of RMB 514,860 as of December 31, 2023.